Weighted Average Assumptions of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	29.30%	30.14%	29.37%
Risk-free interest rate	1.48%	1.72%	0.75%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	5 years 6 months 4 days	6 years	5 years 6 months 29 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	21.47%	26.98%	32.04%
Risk-free interest rate	0.06%	0.06%	0.09%
Dividend yield	0.00%	0.00%	0.00%
Expected term (years)	6 months	6 months	6 months